Cover	Sep. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2021
Entity File Number	1-37648
Entity Registrant Name	Oncocyte Corporation
Entity Central Index Key	0001642380
Entity Tax Identification Number	27-1041563
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	15 Cushing
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	409-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	OCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true